INCOME TAX AND CONTRIBUTION (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of the Effective Income Tax Rate	Reconciliation of the effective tax rate

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Profit (loss) before income tax and social contribution	(1,400,670)	1,468,007	(2,893,801)	3,121,643
Combined nominal tax rate	34%	34%	34%	34%
Taxes calculated at nominal rates	476,228	(499,122)	983,892	(1,061,359)

Adjustments to determine the effective rate
Unrecorded and recorded benefit no tax losses and temporary differences	(1,838,095)	41,434	5,965,235	552,039
Mark to market of convertible instruments	—	482,010	—	549,158
Permanent differences	920,717	(24,334)	341,387	(39,871)
Rate differential	510,930	—	223,005	—
Others	(69,780)	—	8	6

	—	(12)	7,513,527	(27)

Current income tax and social contribution	—	(12)	(1,877)	(27)
Deferred income tax and social contribution	—	—	7,515,404	—

	—	(12)	7,513,527	(27)

Effective rate	—	—	(260)%	—

Schedule of Deferred Taxes	Breakdown of deferred income tax and social contribution

Description	December 31, 2025	Result	June 30, 2026 (Unaudited)

Deferred liabilities

Breakage	(326,206)	19,046	(307,160)
Foreign currency exchange	(4,425,099)	(2,148,856)	(6,573,955)
Leases	(3,442,508)	94,850	(3,347,658)
Financial instruments	—	(1,191)	(1,191)
Others	(1,668)	1,668	—

Total	(8,195,481)	(2,034,483)	(10,229,964)

Deferred tax asset

Foreign currency exchange	3,282,391	1,846,781	5,129,172
Leases	4,321,762	(400,932)	3,920,830
Temporary provisions	939,334	(80,741)	858,593
Tax loss carryforwards and negative bases	8,787,950	2,099,438	10,887,388
Others	402,104	(93,048)	309,056

	17,733,541	3,371,498	21,105,039

Total	9,538,060	1,337,015	10,875,075

Deferred income tax and social contribution	—	7,515,404	7,515,404

Total	9,538,060	(6,178,389)	3,359,671

Schedule of Deferred Income Tax and Social Contribution Assets

Description	June 30, 2026 (Unaudited)	December 31, 2025

Tax losses and negative bases	32,022,296	25,846,911

Description	June 30, 2026 (Unaudited)	December 31, 2025

Tax loss (25%)	8,005,574	6,461,728
Negative social contribution base (9%)	2,881,814	2,326,222

	10,887,388	8,787,950

Deferred tax asset recognized	(7,515,404)	—

Unrecognized deferred tax asset	3,371,984	8,787,950